CHARLENE GRANT

Vice President, Counsel

Law Department

Phone: 949-219-7286

Fax: 949-219-3706

Charlene.Grant@pacificlife.com

February 24, 2015

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for Pacific Select VUL-Accumulation Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as Pacific Select VUL-Accumulation (“PS VUL-A”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The prospectus for PS VUL-A is based on, and is substantially similar to Pacific Select VUL Flexible Premium Variable Life Insurance Policy (“PS VUL”), File #333-150092. The Staff previously reviewed the PS VUL disclosure in conection with its review of Post-Effective Amendment No. 16 filed October 19, 2012. In addition, we also made applicable modifications to PS VUL-A based on Staff comments received for PS VUL Post-Effective Amendment No. 19 filed May 30, 2013.

By copy of this letter, we are sending an electronic copy of the PS VUL-A prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the PS VUL prospectus and SAI. The prospectus disclosure included in PS VUL-A differs materially as follows:

1.	The following new optional benefit rider has been added;
a.	Benefit Distribution Rider
2.	The following optional benefit riders have been revised from previous versions in PS VUL;
a.	Overloan Protection 3 Rider (previous version-Overloan Protection II Rider)
b.	Scheduled Annual Renewable Term Rider (previous version-Varying Increase Rider)
3.	Increased surrender charge schedule from 10 to 15 years.
4.	Upon the later of the Insured’s age 100 or the 26th Coverage year, cost of insurance rates for certain Coverage Layers may be calculated based upon an AV Ratio of the Policy. These rates will not be greater than the maximum rates shown in the Policy Specifications.

Securities and Exchange Commission

Registration Statement for Pacific Select VUL-Accumulation on behalf of Pacific Life

February 24, 2015

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/ CHARLENE GRANT

Charlene Grant